UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2001

If amended report check here:      [_]                    Amendment Number: ____

This Amendment (Check only one):   [_] is a restatement.
                                   [_] adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:    Van Eck Associates Corporation
         99 Park Avenue, 8th Floor
         New York, NY  10016

13F File Number: 28-2763

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alex Bogaenko
Title:   Controller
Phone:   (212) 293-2052

Signature, Place, and Date of Signing:
  /s/ Alex Bogaenko           New York, NY         February 13, 2002
      [Signature]             [City, State]              [Date]

     Report Type: (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

     [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.

     1.   None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  138

Form 13F Information Table Value Total:  $212,087
                                         (thousands)

List of Other Included Managers:

None

SEC FORM 13F               REPORTING MANAGER: VAN ECK ASSOCIATES CORP                         12/31/01      SEC USE ONLY
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1.                   ITEM 2:        ITEM 3:       ITEM 4:  ITEM 5:    ITEM 6:                 ITEM 7:           ITEM 8:
------------------------  -------------- ------------- -------- ---------- ----------------------- ---------------   --------------
                                                                                                           VOTING
                                                                          INVESTMENT DISCRETION            AUTHORITY [SHARES]
                                                                          --------------------------       --------- --------
                                                                                    (B) SHARED
                                                        FAIR                          DEFINED        MANAGERS
                                                        MARKET  SHARE OR                IN      (C)    SEE
                                              CUSIP     VALUE   PRINCIPAL              INSTR.  SHARED INSTR.            (B)    (C)
NAME OF ISSUER             TITLE OF CLASS     NUMBER    $(000)   AMOUNT     (A)SOLE      V     OTHER    V     (A)SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AES CORP.                      COMMON        00130H105   1,198      73,250   X                                  73,250
AK STEEL HOLDING               COMMON        001547108   2,742     240,923   X                                 240,923
AMB PROPERTY CORPORATION       COMMON        00163T109   1,898      73,000   X                                  73,000
ASA  LTD                       COMMON        002050102   3,900     195,000   X                                 195,000
AGILENT TECHNOLOGIES           COMMON        00846U101      80       2,800   X                                   2,800
AGNICO EAGLE MINE              COMMON        008474108   6,340     642,300   X                                 642,300
ALCOA INC.                     COMMON        013817101   4,971     139,820   X                                 139,820
AMERICAN INTERNATIONAL
   GROUP, INC.                 COMMON        026874107     349       4,400   X                                   4,400
ANADARKO PETROLEUM CORP.       COMMON        032511107   1,768      31,100   X                                  31,100
ANGLOGOLD LIMITED           SPONSORED ADR    035128206   4,756     263,359   X                                 263,359
ARCHSTONE-SMITH TRUST          COMMON        039583109     263      10,000   X                                  10,000
AVALONBAY COMMUNITIES, INC.    COMMON        053484101     426       9,000   X                                   9,000
BANK OF NEW YORK, INC.         COMMON        064057102     118       2,900   X                                   2,900
BARRICK GOLD CORP.             COMMON        067901108  18,222   1,142,438   X                               1,142,438
BOISE CASCADE CORP.            COMMON        097383103   1,479      43,500   X                                  43,500
BOSTON PROPERTIES, INC.        COMMON        101121101   1,368      36,000   X                                  36,000
CMC ENERGY CORP.               COMMON        125896100   1,187      49,400   X                                  49,400
CAMDEN PROPERTY TRUST        SH BEN INT      133131102     184       5,000   X                                   5,000
CARRAMERICA REALTY CORP.       COMMON        144418100     271       9,000   X                                   9,000
CELESTICA, INC.              SUB VTG SHS     15101Q108      40       1,000   X                                   1,000
CENDANT CORP.                  COMMON        151313103     373      19,000   X                                  19,000
CENTRAL FUND CANADA CL A        CL A         153501101   2,178     660,000   X                                 660,000
CHEVRONTEXACO CORP.            COMMON        166764100   3,432      38,300   X                                  38,300
CISCO SYSTEMS, INC.            COMMON        17275R102     109       6,000   X                                   6,000
CLEAR CHANNEL COMMUNICATIONS   COMMON        184502102     305       6,000   X                                   6,000
COCA-COLA FEMSA S.A.
  DE S.V.                   SPONSORED ADR    191241108     756      37,600   X                                  37,600
COOPER CAMERON CORP.           COMMON        216640102      61       1,500   X                                   1,500
COSTCO WHOLESALE CORP.         COMMON        22160K105     222       5,000   X                                   5,000
CRESCENT REAL ESTATE           COMMON        225756105   1,222      67,500   X                                  67,500
DANA CORP.                     COMMON        235811106     888      64,000   X                                  64,000
DELPHI AUTOMOTIVE SYSTEM
  CORP.                        COMMON        247126105   1,079      79,000   X                                  79,000
DEVON ENERGY CORP.             COMMON        25179M103   2,559      66,200   X                                  66,200
DOMINION RESOURCES, INC.       COMMON        25746U109   1,893      31,500   X                                  31,500
DUKE POWER CORP.               COMMON        264399106   1,861      47,400   X                                  47,400
DUKE REALTY CORP.              COMMON        264411505     182       7,500   X                                   7,500
DURBAN ROODEPORT DEEP LTD.  SPONSORED ADR    266597301     677     490,624   X                                 490,624
EMC CORP.                      COMMON        268648102      81       6,000   X                                   6,000
EL PASO CORP.                  COMMON        28336L109   3,517      78,850   X                                  78,850
ELECTRONIC DATA SYSTEM         COMMON        285661104     315       4,600   X                                   4,600
EQUITY OFFICE PROPERTIES       COMMON        294741103   4,654     154,717   X                                 154,717
EQUITY RESIDENTIAL
  PROPERTIES TRUST           SH BEN INT      29476L107     990      34,500   X                                  34,500
EXXON MOBIL CORP.              COMMON        30231G102   1,124      28,600   X                                  28,600
FEDERAL NATIONAL               COMMON        313586109     437       5,500   X                                   5,500
GABLES RESIDENTIAL TR        SH BEN INT      362418105      89       3,000   X                                   3,000
GENERAL CABLE CORP.            COMMON        369300108     590      45,000   X                                  45,000
GENERAL ELECTRIC CO.            CALL         369604103     321       8,000   X                                   8,000
GENERAL GROWTH
  PROPERTIES, INC.             COMMON        370021107     155       4,000   X                                   4,000
GENZYME CORP.              COMMON GENL DIV   372917104     287       4,800   X                                   4,800
GEORGIA PACIFIC CORP.          COMMON        373298108     790      28,600   X                                  28,600
GLAMIS GOLD LTD                COMMON        376775102   6,129   1,697,800   X                               1,697,800

SEC FORM 13F               REPORTING MANAGER: VAN ECK ASSOCIATES CORP                         12/31/01      SEC USE ONLY
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1.                   ITEM 2:        ITEM 3:       ITEM 4:  ITEM 5:    ITEM 6:                 ITEM 7:           ITEM 8:
------------------------  -------------- ------------- -------- ---------- ----------------------- ---------------   --------------
                                                                                                           VOTING
                                                                          INVESTMENT DISCRETION            AUTHORITY [SHARES]
                                                                          --------------------------       --------- --------
                                                                                    (B) SHARED
                                                        FAIR                          DEFINED        MANAGERS
                                                        MARKET  SHARE OR                IN      (C)    SEE
                                              CUSIP     VALUE   PRINCIPAL              INSTR.  SHARED INSTR.            (B)    (C)
NAME OF ISSUER             TITLE OF CLASS     NUMBER    $(000)   AMOUNT     (A)SOLE      V     OTHER    V     (A)SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
GLIMCHER RLTY TRUST          SH BEN INT      379302102      56       3,000   X                                   3,000
GOLD FIELDS LTD             SPONSORED ADR    38059T106  13,733   2,837,390   X                               2,837,390
GOLDEN CYCLE GOLD CORP.        COMMON        380894105     266      50,000   X                                  50,000
GOLDCORP, INC. CL.             COMMON        380956409   9,916     814,800   X                                 814,800
GRUPO TELEVISA S.A. DE C.V. SPONSORED ADR    40049J206     756      17,500   X                                  17,500
GRUPO ELEKTRA S.A. DE C.V.       GDR         40050A102     520      80,000   X                                  80,000
HRPT PROPRTIES TRUST      COMMON SH BEN INT  40426W101     108      12,500   X                                  12,500
Harmony Gold Warrants-
  exp 6/29/02              WT EXP 06/29/03   413216110     243      80,000   X                                  80,000
HARMONY GOLD MINING         SPONSORED ADR    413216300   8,376   1,286,703   X                               1,286,703
HECLA MINING                   COMMON        422704106     517     550,000   X                                 550,000
HIGHLANDS INSURANCE
  GROUP, INC.                  COMMON        431032101       0       3,000   X                                   3,000
HILTON HOTELS CORP.            COMMON        432848109      75       6,900   X                                   6,900
HOME DEPOT, INC.               COMMON        437076102     179       3,500   X                                   3,500
HOMESTAKE MINING CO.           COMMON        437614100   4,698     545,000   X                                 545,000
HOST MARRIOTT CORP.            COMMON        44107P104     767      85,200   X                                  85,200
INTEL CORP.                    COMMON        458140100     173       5,500   X                                   5,500
INTERNATIONAL BUSINESS MACHS   COMMON        459200101     242       2,000   X                                   2,000
INTL FLAVORS & FRAGRANCE       COMMON        459506101     128       4,300   X                                   4,300
INTERNATIONAL PAPER CO.        COMMON        460146103   3,615      89,600   X                                  89,600
LTC PROPERTIES, INC.           COMMON        502175102      94      15,000   X                                  15,000
LA QUINTA PROPERTIES, INC.   PAIRED CTF      50419Q409     316      55,000   X                                  55,000
LIBERTY PROPERTY TRUST       SH BEN INT      531172104     299      10,000   X                                  10,000
LILLY (ELI) & CO.              COMMON        532457108     236       3,000   X                                   3,000
MACERICH COMPANY               COMMON        554382101     213       8,000   X                                   8,000
MARSH & MCLENNAN, INC.         COMMON        571748102     419       3,900   X                                   3,900
MEDTRONIC, INC.                COMMON        585055106     410       8,000   X                                   8,000
MERCK & CO., INC.              COMMON        589331107     294       5,000   X                                   5,000
MERCURY INTERACTIVE CORP.      COMMON        589405109     170       5,000   X                                   5,000
MICROSOFT CORP.                COMMON        594918104     133       2,000   X                                   2,000
MURPHY OIL CORP.               COMMON        626717102   3,731      44,400   X                                  44,400
NABORS INDUSTRIES, INC.        COMMON        629568106     663      19,300   X                                  19,300
NEWFIELD EXPLORATION COMPANY   COMMON        651290108   1,456      41,000   X                                  41,000
NEWHALL LAND & FARMING CO. DEPOSITARY REC    651426108     178       6,000   X                                   6,000
NEWMONT MINING CORP.           COMMON        651639106   8,842     462,698   X                                 462,698
NOBLE DRILLING CORP.           COMMON        655042109   1,399      41,100   X                                  41,100
NUCOR CORP.                    COMMON        670346105     731      13,800   X                                  13,800
OCCIDENTAL PETROLEUM CORP.     COMMON        674599105   2,120      79,915   X                                  79,915
OCEAN ENERGY, INC.             COMMON        67481E106   2,994     155,950   X                                 155,950
VIMPEL COMMUNICAT           SPONSORED ADR    68370R109     819      31,450   X                                  31,450
PEPSICO INC.                   COMMON        713448108     156       3,200   X                                   3,200
PFIZER INC.                    COMMON        717081103     191       4,800   X                                   4,800
PHILIP MORRIS CO., INC.        COMMON        718154107     156       3,400   X                                   3,400
PHILLIPS PETROLEUM CO.         COMMON        718507106   1,205      20,000   X                                  20,000
PLACER DOME, INC.              COMMON        725906101  18,794   1,722,625   X                               1,722,625
PLUM CREEK TIMBER CO., INC.    COMMON        729251108     340      12,000   X                                  12,000
POTASH CORP.                   COMMON        73755L107     307       5,000   X                                   5,000
PROLOGIS TRUST               SH BEN INT      743410102     215      10,000   X                                  10,000
PUBLIC STORAGE, INC.           COMMON        74460D109     401      12,000   X                                  12,000
RAYTHEON COMPANY             COMMON NEW      755111507     302       9,300   X                                   9,300
ROYAL DUTCH PETROLEUM CO. NY REG. GLD 1.25   780257804      74       1,500   X                                   1,500
ROYAL GOLD INC.                COMMON        780287108     363      70,000   X                                  70,000
SL GREEN REALTY CORP.          COMMON        78440X101     353      11,500   X                                  11,500
ST PAUL CO., INC.              COMMON        792860108     347       7,900   X                                   7,900
SCHERING-PLOUGH CORP.          COMMON        806605101     143       4,000   X                                   4,000
SCHLUMBERGER LTD               COMMON        806857108     945      17,200   X                                  17,200
SEALED AIR CORP.               COMMON        81211K100     816      20,000   X                                  20,000
SECURITY CAPITAL GROUP, INC.    CL B         81413P204     507      20,000   X                                  20,000
SHURGARD STORAGE CENTERS, INC. COMMON        82567D104     320      10,000   X                                  10,000
SILICONWARE PRECISION
  INDS. LTD              SPONSORED ADR SP L  827084864   1,399     326,519   X                                 326,519
SIMON PROPERTY GROUP, INC.     COMMON        828806109     526      17,930   X                                  17,930
SMITH INTERNATIONAL, INC.      COMMON        832110100   1,724      32,150   X                                  32,150

SEC FORM 13F               REPORTING MANAGER: VAN ECK ASSOCIATES CORP                         12/31/01      SEC USE ONLY
-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1.                   ITEM 2:        ITEM 3:       ITEM 4:  ITEM 5:    ITEM 6:                 ITEM 7:           ITEM 8:
------------------------  -------------- ------------- -------- ---------- ----------------------- ---------------   --------------
                                                                                                           VOTING
                                                                          INVESTMENT DISCRETION            AUTHORITY [SHARES]
                                                                          --------------------------       --------- --------
                                                                                    (B) SHARED
                                                        FAIR                          DEFINED        MANAGERS
                                                        MARKET  SHARE OR                IN      (C)    SEE
                                              CUSIP     VALUE   PRINCIPAL              INSTR.  SHARED INSTR.            (B)    (C)
NAME OF ISSUER             TITLE OF CLASS     NUMBER    $(000)   AMOUNT     (A)SOLE      V     OTHER    V     (A)SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
SOVRAN SELF STORAGE, INC.      COMMON        84610H108      93       3,000   X                                   3,000
SPRINT CORP.              PCS COMMON SER 1   852061506     151       6,200   X                                   6,200
STARWOOD HOTELS &
  RESORTS WRLDWD             PAIRED CTF      85590A203     388      13,000   X                                  13,000
STILLWATER MINING CO.          COMMON        86074Q102      42       2,250   X                                   2,250
STORAGE USA, INC.              COMMON        861907103      84       2,000   X                                   2,000
SUNCOR ENERGY, INC.            COMMON        867229106   1,739      52,800   X                                  52,800
SYSCO CORP.                    COMMON        871829107      92       3,500   X                                   3,500
TVX GOLD INC.                COMMON NEW      87308K200   1,905   4,425,000   X                               4,425,000
TAUBMAN CENTERS, INC.          COMMON        876664103     193      13,000   X                                  13,000
TELENORTELESTE ADR        SPONSORED ADR PFD  879246106   2,221     142,000   X                                 142,000
TELEFONOS DE MEXICO S.A  SPONSORED ADR ORD L 879403780   4,000     114,200   X                                 114,200
TEVA PHARMACEUTICAL INDS. LTD    ADR         881624209   1,554      25,250   X                                  25,250
TOTAL FINA ELFS.A.          SPONSORED ADR    89151E109     520       7,400   X                                   7,400
TRIZECHAHN CORP.               SUB VTG       896938107     314      20,000   X                                  20,000
TV AZTECA S.A. DE C.V.      SPONSORED ADR    901145102   1,229     181,000   X                                 181,000
TYCO INTERNATIONAL LTD         COMMON        902124106     459       7,800   X                                   7,800
U S RESTAURANT
  PROPERTIES, INC.             COMMON        902971100     146      10,000   X                                  10,000
USX US STEEL GROUP             COMMON        90337T101   1,431      79,000   X                                  79,000
UNITED DOMINION REALTY
  TRUST, INC.                  COMMON        910197102     173      12,000   X                                  12,000
UNITED TECHNOLOGIES CORP.      COMMON        913017109     213       3,300   X                                   3,300
VERIZONE COMMUNICATIONS        COMMON        92343V104     157       3,300   X                                   3,300
VIACOM INC.                     CL B         925524308     283       6,400   X                                   6,400
VORNADO REALTY TRUST         SH BEN INT      929042109   1,768      42,500   X                                  42,500
WEYERHAEUSER CO                COMMON        962166104     584      10,800   X                                  10,800
GLOBAL SANTAFE CORP.             SHS         G3930E101   2,733      95,836   X                                  95,836
TRANSOCEAN SEDCO FOREX, INC.     ORD         G90078109   1,143      33,801   X                                  33,801
FLEXTRONICS INTL. LTD            ORD         Y2573F102     168       7,000   X                                   7,000




------------------------------------------------------------------------------------------------------------------------------------
                                                       212,087  21,856,048                                  21,856,048
------------------------------------------------------------------------------------------------------------------------------------